TAXATION - Reconciliation of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Reconciliation of the differences between the PRC statutory tax rate and effective tax rate
Loss before income taxes and share of net loss of equity investees	¥ (907,465)	$ (127,815)	¥ (1,464,316)	¥ (1,260,605)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax computed at the statutory tax rate of 25%	¥ 226,866	$ 31,953	¥ 366,079	¥ 315,151
Non-deductible expenses	(41,138)	(5,794)	(20,250)	(112,363)
Effect of different tax rates in different jurisdictions and preferential tax rate	(42,203)	(5,944)	(68,037)	447,053
R&D expenses super-deduction	15,868	2,235	14,223	25,756
Non-taxable income	4,575	644	6,395	6,525
Provision to return	17,752	2,500	(74,577)	14,568
Deferred tax expense	(8,212)	(1,157)	(1,462)	(21,245)
Tax rate change	(8,531)	(1,202)	483	(2,890)
Expired tax loss	(18,784)	(2,645)	(160,285)	(112,725)
Change in valuation allowance	(164,396)	(23,155)	(62,114)	(568,808)
Income tax expense (benefit), total	¥ (1,141)	$ (161)	¥ (511)	¥ (3,198)